Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Academy Securities, Inc., Citigroup Global Markets Inc., and Drexel Hamilton, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) with respect to the Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on one mortgage loan (the “Mortgage Loan Asset”) secured by 74 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of July 9, 2020.
•	The phrase “LIBOR Assumption” refers to the rate of 0.2000%.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral as of the Cut-off Date:
o	CGCMT 2020-WSS Accounting Tape_June.xlsx (provided on June 30, 2020).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “CapEx Report” refers to an Excel file provided by underwriting disclosing the capital expenditures for each mortgaged real property.
•	The phrase “Cash Management Agreement” refers to a signed cash management agreement.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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•	The phrase “Engineering Report” refers to an Excel file provided by a third party engineering firm.
•	The phrase “Environmental Report” refers to an Excel file provided by a third party environmental firm.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Franchise Agreement” refers to a signed franchise agreement, and/or any abstracts or estoppels thereof.
•	The phrase “Insurance Summary” refers to signed insurance summary.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to a signed loan agreement or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Management Agreement” refers to a signed management agreement, and/or any abstracts or estoppels thereof.
•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.
•	The phrase “Opinion of Counsel” refers to the opinion of counsel indicating a non-consolidation requirement.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “STR Report” refers to an Excel file which documents the monthly STAR report.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, appraisal summary file, and rent roll, prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From January 27, 2020 through June 30, 2020, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 30, 2020

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property No.	None - Company Provided	None
2	Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Street Address	Appraisal Report	None
5	City	Appraisal Report	None
6	State	Appraisal Report	None
7	Zip Code	Appraisal Report	None
8	Year Built	Appraisal Report	None
9	Renovated Date	Appraisal Report	None
10	Flag	Appraisal Report	None
11	Units	Appraisal Report	None
12	Unit Type	Appraisal Report	None
13	Property Type	Appraisal Report	None
14	Property Sub-Type	Appraisal Report	None
15	Ownership Interest	Title Policy	None
16	Cut-Off Date Allocated Mortgage Loan Amount ($)	Loan Agreement	None
17	Cut-Off Date Allocated Mortgage Loan Amount per Room ($)	Recalculation	None
18	Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Recalculation	None
19	Cut-Off Date Allocated Mezzanine A Loan Amount ($)	Mezzanine Loan Agreement	$1.00
20	Cut-Off Date Allocated Mezzanine B Loan Amount ($)	Mezzanine Loan Agreement	$1.00
21	Cut-Off Date Allocated Total Loan Amount ($)	Recalculation	$1.00
22	Origination Date	Loan Agreement	None
23	Cut-off Date	None - Company Provided	None
24	Interest Rate Trust Margin	Loan Agreement	None
25	Mezzanine A Interest Rate Margin	Mezzanine Loan Agreement	None
26	Mezzanine B Interest Rate Margin	Mezzanine Loan Agreement	None
27	Total Loan Interest Rate Margin	Recalculation	None
28	LIBOR Cap	Interest Rate Cap Agreement	None
29	LIBOR Floor	Loan Agreement	None
30	LIBOR Lookback days	Loan Agreement	None
31	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
32	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
34	Monthly Trust Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
35	Annual Trust Debt Service Payment (at LIBOR Cap)	Recalculation	None
36	Monthly Trust Debt Service Payment (at LIBOR Cap)	Recalculation	None
37	Annual Mezzanine A Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
38	Monthly Mezzanine A Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
39	Annual Mezzanine A Debt Service Payment (at LIBOR Cap)	Recalculation	None
40	Monthly Mezzanine A Debt Service Payment (at LIBOR Cap)	Recalculation	None
41	Annual Mezzanine B Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
42	Monthly Mezzanine B Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
43	Annual Mezzanine B Debt Service Payment (at LIBOR Cap)	Recalculation	None
44	Monthly Mezzanine B Debt Service Payment (at LIBOR Cap)	Recalculation	None
45	Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
46	Monthly Total Loan Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Recalculation	None
47	Annual Total Loan Debt Service Payment (at LIBOR Cap)	Recalculation	None
48	Monthly Total Loan Debt Service Payment (at LIBOR Cap)	Recalculation	None
49	Amort Type	Loan Agreement	None
50	Interest Accrual Period	Loan Agreement	None
51	Grace Period	Loan Agreement	None
52	First Monthly Payment Date	Loan Agreement	None
53	Seasoning	Recalculation	None
54	Original Balloon Term (Months)	Loan Agreement	None
55	Original Amort Term (Months)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
56	IO Period	Loan Agreement	None
57	Remaining IO Term (Months)	Recalculation	None
58	Remaining Term to Maturity (Months)	Recalculation	None
59	Initial Maturity Date	Loan Agreement	None
60	Extensions	Loan Agreement	None
61	Fully Extended Maturity Date	Loan Agreement	None
62	Lockbox	Loan Agreement	None
63	Lockbox Type	Loan Agreement	None
64	Cash Management Type	Cash Management Agreement	None
65	Cash Management Trigger	Cash Management Agreement	None
66	Administrative Fee Rate (%)	Fee Schedule	None
67	Prepayment Provision	Loan Agreement	None
68	Partial Prepayments Allowed (Y/N)?	Loan Agreement	None
69	Partial Release Permitted (Y/N)?	Loan Agreement	None
70	Substitution Allowed (Y/N)?	Loan Agreement	None
71	Borrower Entity	Loan Agreement	None
72	Single Purpose Entity	Loan Agreement	None
73	Non-Consolidation Letter	Opinion of Counsel	None
74	Loan Purpose	Settlement Statement	None
75	Future Debt Permitted (Y/N)	Loan Agreement	None
76	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
77	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
78	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
79	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
80	Mortgage Loan UW NOI Debt Yield	Recalculation	None
81	Mortgage Loan UW NCF Debt Yield	Recalculation	None
82	Mortgage Loan UW NOI DSCR	Recalculation	None
83	Mortgage Loan UW NCF DSCR	Recalculation	None
84	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
85	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
86	Total Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
87	Total Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
88	Total Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
89	Total Loan Balloon LTV (Portfolio Value)	Recalculation	None
90	Total Loan UW NOI Debt Yield	Recalculation	None
91	Total Loan UW NCF Debt Yield	Recalculation	None
92	Total Loan UW NOI DSCR	Recalculation	None
93	Total Loan UW NCF DSCR	Recalculation	None
94	Total Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
95	Total Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
96	Initial Tax Escrow	Loan Agreement; Settlement Statement	None
97	Ongoing Tax Escrow Monthly	Loan Agreement; Settlement Statement	None
98	Initial Insurance Escrow	Loan Agreement; Settlement Statement	None
99	Ongoing Insurance Escrow Monthly	Loan Agreement; Settlement Statement	None
100	Initial Immediate Repairs Escrow	Loan Agreement; Settlement Statement	None
101	Initial FF&E Escrow	Loan Agreement; Settlement Statement	None
102	Ongoing FF&E Escrow Monthly	Loan Agreement; Settlement Statement	None
103	Initial PIP Escrow	Loan Agreement; Settlement Statement	None
104	Ongoing PIP Escrow	Loan Agreement; Settlement Statement	None
105	Release Premium	Loan Agreement; Settlement Statement	None
106	Engineering Report Date	Engineering Report	None
107	Environmental Report Date	Environmental Report	None
108	Seismic Report Date	Seismic Report	None
109	Seismic Zone	Seismic Report	None
110	PML (SEL)	Seismic Report	None
111	Earthquake Insurance Required	Insurance Summary	None
112	Terrorism Insurance Required	Insurance Summary	None
113	Environmental Insurance Required	Insurance Summary	None
114	Property Manager	Management Agreement	None
115	Management Base Fee	Management Agreement	None
116	Franchise Royalty Fee (%)	Franchise Agreement	None
117	Franchise Marketing Fund (%)	Franchise Agreement	None
118	FF&E Reserve Requirement (%)	Management Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
119	Franchise Agreement Initial Maturity	Franchise Agreement	None
120	Franchise Agreement Renewal	Franchise Agreement	None
121	Franchise Agreement Final Maturity	Franchise Agreement	None
122	Appraisal Date	Appraisal Report	None
123	As-Is Appraised Value ($)	Appraisal Report	None
124	Appraised Value Per Room ($)	Recalculation	None
125	Portfolio Appraised Value ($)	Appraisal Report	None
126	Portfolio Appraised Per Room ($)	Recalculation	None
127	2013 CapEx	CapEx Report	None
128	2014 CapEx	CapEx Report	None
129	2015 CapEx	CapEx Report	None
130	2016 CapEx	CapEx Report	None
131	2017 CapEx	CapEx Report	None
132	2018 CapEx	CapEx Report	None
133	2019 CapEx	CapEx Report	None
134	Total CapEx 2013-2019	CapEx Report	None
135	March 2018 TTM Occupancy Penetration	Underwriting File; STR Report	None
136	March 2019 TTM Occupancy Penetration	Underwriting File; STR Report	None
137	March 2020 TTM Occupancy Penetration	Underwriting File; STR Report	None
138	March 2018 TTM ADR Penetration	Underwriting File; STR Report	None
139	March 2019 TTM ADR Penetration	Underwriting File; STR Report	None
140	March 2020 TTM ADR Penetration	Underwriting File; STR Report	None
141	March 2018 TTM Rev PARPenetration	Underwriting File; STR Report	None
142	March 2019 TTM Rev PARPenetration	Underwriting File; STR Report	None
143	March 2020 TTM Rev PARPenetration	Underwriting File; STR Report	None
144	2012 Available Rooms	Underwriting File	None
145	2013 Available Rooms	Underwriting File	None
146	2014 Available Rooms	Underwriting File	None
147	2015 Available Rooms	Underwriting File	None
148	2016 Available Rooms	Underwriting File	None
149	2017 Available Rooms	Underwriting File	None
150	2018 Available Rooms	Underwriting File	None
151	2019 Available Rooms	Underwriting File	None
152	Mar-2020 TTM Available Rooms	Underwriting File	None
153	Apr-2020 TTM Available Rooms	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
154	UW Available Rooms	Underwriting File	None
155	2012 Occupied Rooms	Underwriting File	None
156	2013 Occupied Rooms	Underwriting File	None
157	2014 Occupied Rooms	Underwriting File	None
158	2015 Occupied Rooms	Underwriting File	None
159	2016 Occupied Rooms	Underwriting File	None
160	2017 Occupied Rooms	Underwriting File	None
161	2018 Occupied Rooms	Underwriting File	None
162	2019 Occupied Rooms	Underwriting File	None
163	Mar-2020 TTM Occupied Rooms	Underwriting File	None
164	Apr-2020 TTM Occupied Rooms	Underwriting File	None
165	UW Occupied Rooms	Underwriting File	None
166	2012 Occupancy	Underwriting File	None
167	2013 Occupancy	Underwriting File	None
168	2014 Occupancy	Underwriting File	None
169	2015 Occupancy	Underwriting File	None
170	2016 Occupancy	Underwriting File	None
171	2017 Occupancy	Underwriting File	None
172	2018 Occupancy	Underwriting File	None
173	2019 Occupancy	Underwriting File	None
174	Mar-2020 TTM Occupancy	Underwriting File	None
175	Apr-2020 TTM Occupancy	Underwriting File	None
176	UW Occupancy	Underwriting File	None
177	2012 Average Daily Rate ($)	Underwriting File	None
178	2013 Average Daily Rate ($)	Underwriting File	None
179	2014 Average Daily Rate ($)	Underwriting File	None
180	2015 Average Daily Rate ($)	Underwriting File	None
181	2016 Average Daily Rate ($)	Underwriting File	None
182	2017 Average Daily Rate ($)	Underwriting File	None
183	2018 Average Daily Rate ($)	Underwriting File	None
184	2019 Average Daily Rate ($)	Underwriting File	None
185	Mar-2020 TTM Average Daily Rate ($)	Underwriting File	None
186	Apr-2020 TTM Average Daily Rate ($)	Underwriting File	None
187	UW Average Daily Rate ($)	Underwriting File	None
188	2012 RevPAR ($)	Underwriting File	None
189	2013 RevPAR ($)	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
190	2014 RevPAR ($)	Underwriting File	None
191	2015 RevPAR ($)	Underwriting File	None
192	2016 RevPAR ($)	Underwriting File	None
193	2017 RevPAR ($)	Underwriting File	None
194	2018 RevPAR ($)	Underwriting File	None
195	2019 RevPAR ($)	Underwriting File	None
196	Mar-2020 TTM RevPAR ($)	Underwriting File	None
197	Apr-2020 TTM RevPAR ($)	Underwriting File	None
198	UW RevPAR ($)	Underwriting File	None
199	2012 Rooms Revenue ($)	Underwriting File	$1.00
200	2013 Rooms Revenue ($)	Underwriting File	$1.00
201	2014 Rooms Revenue ($)	Underwriting File	$1.00
202	2015 Rooms Revenue ($)	Underwriting File	$1.00
203	2016 Rooms Revenue ($)	Underwriting File	$1.00
204	2017 Rooms Revenue ($)	Underwriting File	$1.00
205	2018 Rooms Revenue ($)	Underwriting File	$1.00
206	2019 Rooms Revenue ($)	Underwriting File	$1.00
207	Mar-2020 TTM Rooms Revenue ($)	Underwriting File	$1.00
208	Apr-2020 TTM Rooms Revenue ($)	Underwriting File	$1.00
209	UW Rooms Revenue ($)	Underwriting File	$1.00
210	2012 Other Revenue ($)	Underwriting File	$1.00
211	2013 Other Revenue ($)	Underwriting File	$1.00
212	2014 Other Revenue ($)	Underwriting File	$1.00
213	2015 Other Revenue ($)	Underwriting File	$1.00
214	2016 Other Revenue ($)	Underwriting File	$1.00
215	2017 Other Revenue ($)	Underwriting File	$1.00
216	2018 Other Revenue ($)	Underwriting File	$1.00
217	2019 Other Revenue ($)	Underwriting File	$1.00
218	Mar-2020 TTM Other Revenue ($)	Underwriting File	$1.00
219	Apr-2020 TTM Other Revenue ($)	Underwriting File	$1.00
220	UW Other Revenue ($)	Underwriting File	$1.00
221	2012 Total Revenue ($)	Underwriting File	$1.00
222	2013 Total Revenue ($)	Underwriting File	$1.00
223	2014 Total Revenue ($)	Underwriting File	$1.00
224	2015 Total Revenue ($)	Underwriting File	$1.00
225	2016 Total Revenue ($)	Underwriting File	$1.00
226	2017 Total Revenue ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
227	2018 Total Revenue ($)	Underwriting File	$1.00
228	2019 Total Revenue ($)	Underwriting File	$1.00
229	Mar-2020 TTM Total Revenue ($)	Underwriting File	$1.00
230	Apr-2020 TTM Total Revenue ($)	Underwriting File	$1.00
231	UW Total Revenue ($)	Underwriting File	$1.00
232	2012 Rooms Expense ($)	Underwriting File	$1.00
233	2013 Rooms Expense ($)	Underwriting File	$1.00
234	2014 Rooms Expense ($)	Underwriting File	$1.00
235	2015 Rooms Expense ($)	Underwriting File	$1.00
236	2016 Rooms Expense ($)	Underwriting File	$1.00
237	2017 Rooms Expense ($)	Underwriting File	$1.00
238	2018 Rooms Expense ($)	Underwriting File	$1.00
239	2019 Rooms Expense ($)	Underwriting File	$1.00
240	Mar-2020 TTM Rooms Expense ($)	Underwriting File	$1.00
241	Apr-2020 TTM Rooms Expense ($)	Underwriting File	$1.00
242	UW Rooms Expense ($)	Underwriting File	$1.00
243	2012 Labor & Benefits Expense ($)	Underwriting File	$1.00
244	2013 Labor & Benefits Expense ($)	Underwriting File	$1.00
245	2014 Labor & Benefits Expense ($)	Underwriting File	$1.00
246	2015 Labor & Benefits Expense ($)	Underwriting File	$1.00
247	2016 Labor & Benefits Expense ($)	Underwriting File	$1.00
248	2017 Labor & Benefits Expense ($)	Underwriting File	$1.00
249	2018 Labor & Benefits Expense ($)	Underwriting File	$1.00
250	2019 Labor & Benefits Expense ($)	Underwriting File	$1.00
251	Mar-2020 TTM Labor & Benefits Expense ($)	Underwriting File	$1.00
252	Apr-2020 TTM Labor & Benefits Expense ($)	Underwriting File	$1.00
253	UW Labor & Benefits Expense ($)	Underwriting File	$1.00
254	2012 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
255	2013 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
256	2014 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
257	2015 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
258	2016 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
259	2017 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
260	2018 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
261	2019 G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
262	Mar-2020 TTM G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
263	Apr-2020 TTM G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
264	UW G&A (excl. Credit Card Expense) ($)	Underwriting File	$1.00
265	2012 Credit Card Expense ($)	Underwriting File	$1.00
266	2013 Credit Card Expense ($)	Underwriting File	$1.00
267	2014 Credit Card Expense ($)	Underwriting File	$1.00
268	2015 Credit Card Expense ($)	Underwriting File	$1.00
269	2016 Credit Card Expense ($)	Underwriting File	$1.00
270	2017 Credit Card Expense ($)	Underwriting File	$1.00
271	2018 Credit Card Expense ($)	Underwriting File	$1.00
272	2019 Credit Card Expense ($)	Underwriting File	$1.00
273	Mar-2020 TTM Credit Card Expense ($)	Underwriting File	$1.00
274	Apr-2020 TTM Credit Card Expense ($)	Underwriting File	$1.00
275	UW Credit Card Expense ($)	Underwriting File	$1.00
276	2012 Professional Fees ($)	Underwriting File	$1.00
277	2013 Professional Fees ($)	Underwriting File	$1.00
278	2014 Professional Fees ($)	Underwriting File	$1.00
279	2015 Professional Fees ($)	Underwriting File	$1.00
280	2016 Professional Fees ($)	Underwriting File	$1.00
281	2017 Professional Fees ($)	Underwriting File	$1.00
282	2018 Professional Fees ($)	Underwriting File	$1.00
283	2019 Professional Fees ($)	Underwriting File	$1.00
284	Mar-2020 TTM Professional Fees ($)	Underwriting File	$1.00
285	Apr-2020 TTM Professional Fees ($)	Underwriting File	$1.00
286	UW Professional Fees ($)	Underwriting File	$1.00
287	2012 Travel ($)	Underwriting File	$1.00
288	2013 Travel ($)	Underwriting File	$1.00
289	2014 Travel ($)	Underwriting File	$1.00
290	2015 Travel ($)	Underwriting File	$1.00
291	2016 Travel ($)	Underwriting File	$1.00
292	2017 Travel ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
293	2018 Travel ($)	Underwriting File	$1.00
294	2019 Travel ($)	Underwriting File	$1.00
295	Mar-2020 TTM Travel ($)	Underwriting File	$1.00
296	Apr-2020 TTM Travel ($)	Underwriting File	$1.00
297	UW Travel ($)	Underwriting File	$1.00
298	2012 Information & Technology ($)	Underwriting File	$1.00
299	2013 Information & Technology ($)	Underwriting File	$1.00
300	2014 Information & Technology ($)	Underwriting File	$1.00
301	2015 Information & Technology ($)	Underwriting File	$1.00
302	2016 Information & Technology ($)	Underwriting File	$1.00
303	2017 Information & Technology ($)	Underwriting File	$1.00
304	2018 Information & Technology ($)	Underwriting File	$1.00
305	2019 Information & Technology ($)	Underwriting File	$1.00
306	Mar-2020 TTM Information & Technology ($)	Underwriting File	$1.00
307	Apr-2020 TTM Information & Technology ($)	Underwriting File	$1.00
308	UW Information & Technology ($)	Underwriting File	$1.00
309	2012 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
310	2013 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
311	2014 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
312	2015 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
313	2016 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
314	2017 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
315	2018 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
316	2019 Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
317	Mar-2020 TTM Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
318	Apr-2020 TTM Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
319	UW Marketing Expense (Excl. OTA) ($)	Underwriting File	$1.00
320	2012 OTA Commissions ($)	Underwriting File	$1.00
321	2013 OTA Commissions ($)	Underwriting File	$1.00
322	2014 OTA Commissions ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
323	2015 OTA Commissions ($)	Underwriting File	$1.00
324	2016 OTA Commissions ($)	Underwriting File	$1.00
325	2017 OTA Commissions ($)	Underwriting File	$1.00
326	2018 OTA Commissions ($)	Underwriting File	$1.00
327	2019 OTA Commissions ($)	Underwriting File	$1.00
328	Mar-2020 TTM OTA Commissions ($)	Underwriting File	$1.00
329	Apr-2020 TTM OTA Commissions ($)	Underwriting File	$1.00
330	UW OTA Commissions ($)	Underwriting File	$1.00
331	2012 Marketing Fund ($)	Underwriting File	$1.00
332	2013 Marketing Fund ($)	Underwriting File	$1.00
333	2014 Marketing Fund ($)	Underwriting File	$1.00
334	2015 Marketing Fund ($)	Underwriting File	$1.00
335	2016 Marketing Fund ($)	Underwriting File	$1.00
336	2017 Marketing Fund ($)	Underwriting File	$1.00
337	2018 Marketing Fund ($)	Underwriting File	$1.00
338	2019 Marketing Fund ($)	Underwriting File	$1.00
339	Mar-2020 TTM Marketing Fund ($)	Underwriting File	$1.00
340	Apr-2020 TTM Marketing Fund ($)	Underwriting File	$1.00
341	UW Marketing Fund ($)	Underwriting File	$1.00
342	2012 Call Center ($)	Underwriting File	$1.00
343	2013 Call Center ($)	Underwriting File	$1.00
344	2014 Call Center ($)	Underwriting File	$1.00
345	2015 Call Center ($)	Underwriting File	$1.00
346	2016 Call Center ($)	Underwriting File	$1.00
347	2017 Call Center ($)	Underwriting File	$1.00
348	2018 Call Center ($)	Underwriting File	$1.00
349	2019 Call Center ($)	Underwriting File	$1.00
350	Mar-2020 TTM Call Center ($)	Underwriting File	$1.00
351	Apr-2020 TTM Call Center ($)	Underwriting File	$1.00
352	UW Call Center ($)	Underwriting File	$1.00
353	2012 Maintenance ($)	Underwriting File	$1.00
354	2013 Maintenance ($)	Underwriting File	$1.00
355	2014 Maintenance ($)	Underwriting File	$1.00
356	2015 Maintenance ($)	Underwriting File	$1.00
357	2016 Maintenance ($)	Underwriting File	$1.00
358	2017 Maintenance ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
359	2018 Maintenance ($)	Underwriting File	$1.00
360	2019 Maintenance ($)	Underwriting File	$1.00
361	Mar-2020 TTM Maintenance ($)	Underwriting File	$1.00
362	Apr-2020 TTM Maintenance ($)	Underwriting File	$1.00
363	UW Maintenance ($)	Underwriting File	$1.00
364	2012 Utilities ($)	Underwriting File	$1.00
365	2013 Utilities ($)	Underwriting File	$1.00
366	2014 Utilities ($)	Underwriting File	$1.00
367	2015 Utilities ($)	Underwriting File	$1.00
368	2016 Utilities ($)	Underwriting File	$1.00
369	2017 Utilities ($)	Underwriting File	$1.00
370	2018 Utilities ($)	Underwriting File	$1.00
371	2019 Utilities ($)	Underwriting File	$1.00
372	Mar-2020 TTM Utilities ($)	Underwriting File	$1.00
373	Apr-2020 TTM Utilities ($)	Underwriting File	$1.00
374	UW Utilities ($)	Underwriting File	$1.00
375	2012 Royalty Fees ($)	Underwriting File	$1.00
376	2013 Royalty Fees ($)	Underwriting File	$1.00
377	2014 Royalty Fees ($)	Underwriting File	$1.00
378	2015 Royalty Fees ($)	Underwriting File	$1.00
379	2016 Royalty Fees ($)	Underwriting File	$1.00
380	2017 Royalty Fees ($)	Underwriting File	$1.00
381	2018 Royalty Fees ($)	Underwriting File	$1.00
382	2019 Royalty Fees ($)	Underwriting File	$1.00
383	Mar-2020 TTM Royalty Fees ($)	Underwriting File	$1.00
384	Apr-2020 TTM Royalty Fees ($)	Underwriting File	$1.00
385	UW Royalty Fees ($)	Underwriting File	$1.00
386	2012 Total Operating Expenses ($)	Underwriting File	$1.00
387	2013 Total Operating Expenses ($)	Underwriting File	$1.00
388	2014 Total Operating Expenses ($)	Underwriting File	$1.00
389	2015 Total Operating Expenses ($)	Underwriting File	$1.00
390	2016 Total Operating Expenses ($)	Underwriting File	$1.00
391	2017 Total Operating Expenses ($)	Underwriting File	$1.00
392	2018 Total Operating Expenses ($)	Underwriting File	$1.00
393	2019 Total Operating Expenses ($)	Underwriting File	$1.00
394	Mar-2020 TTM Total Operating Expenses ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
395	Apr-2020 TTM Total Operating Expenses ($)	Underwriting File	$1.00
396	UW Total Operating Expenses ($)	Underwriting File	$1.00
397	2012 Management Fees ($)	Underwriting File	$1.00
398	2013 Management Fees ($)	Underwriting File	$1.00
399	2014 Management Fees ($)	Underwriting File	$1.00
400	2015 Management Fees ($)	Underwriting File	$1.00
401	2016 Management Fees ($)	Underwriting File	$1.00
402	2017 Management Fees ($)	Underwriting File	$1.00
403	2018 Management Fees ($)	Underwriting File	$1.00
404	2019 Management Fees ($)	Underwriting File	$1.00
405	Mar-2020 TTM Management Fees ($)	Underwriting File	$1.00
406	Apr-2020 TTM Management Fees ($)	Underwriting File	$1.00
407	UW Management Fees ($)	Underwriting File	$1.00
408	2012 Income Before Fixed Charges ($)	Underwriting File	$1.00
409	2013 Income Before Fixed Charges ($)	Underwriting File	$1.00
410	2014 Income Before Fixed Charges ($)	Underwriting File	$1.00
411	2015 Income Before Fixed Charges ($)	Underwriting File	$1.00
412	2016 Income Before Fixed Charges ($)	Underwriting File	$1.00
413	2017 Income Before Fixed Charges ($)	Underwriting File	$1.00
414	2018 Income Before Fixed Charges ($)	Underwriting File	$1.00
415	2019 Income Before Fixed Charges ($)	Underwriting File	$1.00
416	Mar-2020 TTM Income Before Fixed Charges ($)	Underwriting File	$1.00
417	Apr-2020 TTM Income Before Fixed Charges ($)	Underwriting File	$1.00
418	UW Income Before Fixed Charges ($)	Underwriting File	$1.00
419	2012 Real Estate Taxes ($)	Underwriting File	$1.00
420	2013 Real Estate Taxes ($)	Underwriting File	$1.00
421	2014 Real Estate Taxes ($)	Underwriting File	$1.00
422	2015 Real Estate Taxes ($)	Underwriting File	$1.00
423	2016 Real Estate Taxes ($)	Underwriting File	$1.00
424	2017 Real Estate Taxes ($)	Underwriting File	$1.00
425	2018 Real Estate Taxes ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
426	2019 Real Estate Taxes ($)	Underwriting File	$1.00
427	Mar-2020 TTM Real Estate Taxes ($)	Underwriting File	$1.00
428	Apr-2020 TTM Real Estate Taxes ($)	Underwriting File	$1.00
429	UW Real Estate Taxes ($)	Underwriting File	$1.00
430	2012 Insurance ($)	Underwriting File	$1.00
431	2013 Insurance ($)	Underwriting File	$1.00
432	2014 Insurance ($)	Underwriting File	$1.00
433	2015 Insurance ($)	Underwriting File	$1.00
434	2016 Insurance ($)	Underwriting File	$1.00
435	2017 Insurance ($)	Underwriting File	$1.00
436	2018 Insurance ($)	Underwriting File	$1.00
437	2019 Insurance ($)	Underwriting File	$1.00
438	Mar-2020 TTM Insurance ($)	Underwriting File	$1.00
439	Apr-2020 TTM Insurance ($)	Underwriting File	$1.00
440	UW Insurance ($)	Underwriting File	$1.00
441	2012 Other Expenses ($)	Underwriting File	$1.00
442	2013 Other Expenses ($)	Underwriting File	$1.00
443	2014 Other Expenses ($)	Underwriting File	$1.00
444	2015 Other Expenses ($)	Underwriting File	$1.00
445	2016 Other Expenses ($)	Underwriting File	$1.00
446	2017 Other Expenses ($)	Underwriting File	$1.00
447	2018 Other Expenses ($)	Underwriting File	$1.00
448	2019 Other Expenses ($)	Underwriting File	$1.00
449	Mar-2020 TTM Other Expenses ($)	Underwriting File	$1.00
450	Apr-2020 TTM Other Expenses ($)	Underwriting File	$1.00
451	UW Other Expenses ($)	Underwriting File	$1.00
452	2012 Total Fixed Expenses ($)	Underwriting File	$1.00
453	2013 Total Fixed Expenses ($)	Underwriting File	$1.00
454	2014 Total Fixed Expenses ($)	Underwriting File	$1.00
455	2015 Total Fixed Expenses ($)	Underwriting File	$1.00
456	2016 Total Fixed Expenses ($)	Underwriting File	$1.00
457	2017 Total Fixed Expenses ($)	Underwriting File	$1.00
458	2018 Total Fixed Expenses ($)	Underwriting File	$1.00
459	2019 Total Fixed Expenses ($)	Underwriting File	$1.00
460	Mar-2020 TTM Total Fixed Expenses ($)	Underwriting File	$1.00
461	Apr-2020 TTM Total Fixed Expenses ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
462	UW Total Fixed Expenses ($)	Underwriting File	$1.00
463	2012 NOI ($)	Underwriting File	$1.00
464	2013 NOI ($)	Underwriting File	$1.00
465	2014 NOI ($)	Underwriting File	$1.00
466	2015 NOI ($)	Underwriting File	$1.00
467	2016 NOI ($)	Underwriting File	$1.00
468	2017 NOI ($)	Underwriting File	$1.00
469	2018 NOI ($)	Underwriting File	$1.00
470	2019 NOI ($)	Underwriting File	$1.00
471	Mar-2020 TTM NOI ($)	Underwriting File	$1.00
472	Apr-2020 TTM NOI ($)	Underwriting File	$1.00
473	UW NOI ($)	Underwriting File	$1.00
474	2012 FF&E Reserve ($)	Underwriting File	$1.00
475	2013 FF&E Reserve ($)	Underwriting File	$1.00
476	2014 FF&E Reserve ($)	Underwriting File	$1.00
477	2015 FF&E Reserve ($)	Underwriting File	$1.00
478	2016 FF&E Reserve ($)	Underwriting File	$1.00
479	2017 FF&E Reserve ($)	Underwriting File	$1.00
480	2018 FF&E Reserve ($)	Underwriting File	$1.00
481	2019 FF&E Reserve ($)	Underwriting File	$1.00
482	Mar-2020 TTM FF&E Reserve ($)	Underwriting File	$1.00
483	Apr-2020 TTM FF&E Reserve ($)	Underwriting File	$1.00
484	UW FF&E Reserve ($)	Underwriting File	$1.00
485	2012 NCF ($)	Underwriting File	$1.00
486	2013 NCF ($)	Underwriting File	$1.00
487	2014 NCF ($)	Underwriting File	$1.00
488	2015 NCF ($)	Underwriting File	$1.00
489	2016 NCF ($)	Underwriting File	$1.00
490	2017 NCF ($)	Underwriting File	$1.00
491	2018 NCF ($)	Underwriting File	$1.00
492	2019 NCF ($)	Underwriting File	$1.00
493	Mar-2020 TTM NCF ($)	Underwriting File	$1.00
494	Apr-2020 TTM NCF ($)	Underwriting File	$1.00
495	UW NCF ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT B

Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	Cut-Off Date Allocated Mortgage Loan Amount per Room ($)	Quotient of (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) Units.
18	Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Quotient of (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and the (ii) Cut-Off Date Allocated Mortgage Loan Amount ($) of the Underlying Collateral.
21	Cut-Off Date Allocated Total Loan Amount ($)	Sum of (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and the (ii) Cut-Off Date Allocated Mezzanine Loan Amount ($).
27	Total Loan Interest Rate Margin	Quotient of (1) Sum of (i) the quotient of (a) Cut-Off Date Allocated Mortgage Loan Amount ($) and (b) Interest Rate Trust Margin, (ii) the quotient of (c) Cut-Off Date Allocated Mezzanine A Loan Amount ($) and (d) Mezzanine A Interest Rate Margin, and (iii) the quotient of (c) Cut-Off Date Allocated Mezzanine B Loan Amount ($) and (d) Mezzanine B Interest Rate Margin and (2) the sum of (x) Cut-Off Date Allocated Mortgage Loan Amount ($), (y) Cut-Off Date Allocated Mezzanine A Loan Amount ($), and (z) Cut-Off Date Allocated Mezzanine B Loan Amount ($).
33	Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Product of (i) Cut-Off Date Allocated Mortgage Loan Amount ($), (ii) the sum of the Assumed LIBOR and the Interest Rate Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
34	Monthly Trust Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Quotient of (i) Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.2000%) and (ii) 12.
35	Annual Trust Debt Service Payment (at LIBOR Cap)	Product of (i) Cut-Off Date Allocated Mortgage Loan Amount ($), (ii) the sum of the LIBOR Cap and the Interest Rate Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
36	Monthly Trust Debt Service Payment (at LIBOR Cap)	Quotient of (i) Annual Trust Debt Service Payment (at LIBOR Cap) and (ii) 12.
37	Annual Mezzanine A Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Product of (i) Cut-Off Date Allocated Mezzanine A Loan Amount ($), (ii) the sum of the Assumed LIBOR and the Mezzanine A Interest Rate Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
38	Monthly Mezzanine A Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Quotient of (i) Annual Mezzanine A Debt Service Payment (Based on assumed LIBOR of 0.2000%) and (ii) 12.
39	Annual Mezzanine A Debt Service Payment (at LIBOR Cap)	Product of (i) Cut-Off Date Allocated Mezzanine A Loan Amount ($), (ii) the sum of the LIBOR Cap and the Mezzanine A Interest Rate Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
40	Monthly Mezzanine A Debt Service Payment (at LIBOR Cap)	Quotient of (i) Annual Mezzanine A Debt Service Payment (at LIBOR Cap) and (ii) 12.
41	Annual Mezzanine B Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Product of (i) Cut-Off Date Allocated Mezzanine B Loan Amount ($), (ii) the sum of the Assumed LIBOR and the Mezzanine B Interest Rate Margin, and the (iii) Interest Calculation (30/360 / Actual/360).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	21

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT B

Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
42	Monthly Mezzanine B Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Quotient of (i) Annual Mezzanine B Debt Service Payment (Based on assumed LIBOR of 0.2000%) and (ii) 12.
43	Annual Mezzanine B Debt Service Payment (at LIBOR Cap)	Product of (i) Cut-Off Date Allocated Mezzanine B Loan Amount ($), (ii) the sum of the LIBOR Cap and the Mezzanine B Interest Rate Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
44	Monthly Mezzanine B Debt Service Payment (at LIBOR Cap)	Quotient of (i) Annual Mezzanine B Debt Service Payment (at LIBOR Cap) and (ii) 12.
45	Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Product of (i) Cut-Off Date Allocated Total Loan Amount ($), (ii) the sum of the Assumed LIBOR and the Total Loan Interest Rate Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
46	Monthly Total Loan Debt Service Payment (Based on assumed LIBOR of 0.2000%)	Quotient of (i) Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 0.2000%) and (ii) 12.
47	Annual Total Loan Debt Service Payment (at LIBOR Cap)	Product of (i) Cut-Off Date Allocated Total Loan Amount ($), (ii) the sum of the LIBOR Cap and the Total Loan Interest Rate Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
48	Monthly Total Loan Debt Service Payment (at LIBOR Cap)	Quotient of (i) Annual Total Loan Debt Service Payment (at LIBOR Cap) and (ii) 12.
53	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Monthly Payment Date, to and inclusive of (ii) Cut-off Date.
57	Remaining IO Term (Months)	Difference between (i) IO Period and (ii) Seasoning.
58	Remaining Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) Cut-off Date, to and inclusive of (ii) Initial Maturity Date.
76	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($)
77	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($)
78	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) Portfolio Appraised Value ($)
79	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) Portfolio Appraised Value ($)
80	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW NOI ($) and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($)
81	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW NCF ($) and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	22

Citigroup Commercial Mortgage Trust 2020-WSS, Commercial Mortgage Pass-Through Certificates, Series 2020-WSS

EXHIBIT B

Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
82	Mortgage Loan UW NOI DSCR	Quotient of (i) UW NOI ($) and (ii) Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.2000%)
83	Mortgage Loan UW NCF DSCR	Quotient of (i) UW NCF ($) and (ii) Annual Trust Debt Service Payment (Based on assumed LIBOR of 0.2000%)
84	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW NOI ($) and (ii) Annual Trust Debt Service Payment (at LIBOR Cap)
85	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW NCF ($) and (ii) Annual Trust Debt Service Payment (at LIBOR Cap)
86	Total Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Cut-Off Date Allocated Total Loan and (ii) As-Is Appraised Value ($)
87	Total Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Cut-Off Date Allocated Total Loan and (ii) As-Is Appraised Value ($)
88	Total Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Cut-Off Date Allocated Total Loan and (ii) Portfolio Appraised Value ($)
89	Total Loan Balloon LTV (Portfolio Value)	Quotient of (i) Cut-Off Date Allocated Total Loan and (ii) Portfolio Appraised Value ($)
90	Total Loan UW NOI Debt Yield	Quotient of (i) UW NOI ($) and (ii) Cut-Off Date Allocated Total Loan
91	Total Loan UW NCF Debt Yield	Quotient of (i) UW NCF ($) and (ii) Cut-Off Date Allocated Total Loan
92	Total Loan UW NOI DSCR	Quotient of (i) UW NOI ($) and (ii) Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 0.2000%)
93	Total Loan UW NCF DSCR	Quotient of (i) UW NCF ($) and (ii) Annual Total Loan Debt Service Payment (Based on assumed LIBOR of 0.2000%)
94	Total Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW NOI ($) and (ii) Annual Total Loan Debt Service Payment (at LIBOR Cap)
95	Total Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW NCF ($) and (ii) Annual Total Loan Debt Service Payment (at LIBOR Cap)
124	Appraised Value Per Room ($)	Quotient of (i) As-Is Appraised Value ($) and (ii) Units.
126	Portfolio Appraised Value Per Room ($)	Quotient of (i) Bulk Sale Appraised Value ($) and (ii) Units.

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